Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net sales [line items]
Net sales	kr 232,314	kr 232,390	kr 227,216
IPR licensing revenues	8,134	9,975	9,631
Of which export sales from Sweden	140,898	132,269	120,822
Hardware [member]
Disclosure of net sales [line items]
Net sales	106,399	96,294	86,130
Software [member]
Disclosure of net sales [line items]
Net sales	45,798	49,892	48,036
Services [member]
Disclosure of net sales [line items]
Net sales	kr 80,117	kr 86,204	kr 93,050